Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related Party Disclosures
Related Party Disclosures
10.	Related Party Disclosures
(a)	Transactions with TMC

During the year ended December 31, 2025, the Company incurred $15 thousand of related party expense with TMC for reimbursement of certain expenses incurred on the behalf of the Company (2024 - $26 thousand). During the year ended December 31, 2025, as a shareholder of the Company, TMC received a return of capital distribution of $4.1 million (Note 6).

(b)	Transactions with Key Management Personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and also comprise the directors of the Company.

The remuneration of the directors and other members of key management personnel during the years ended December 31, 2025 and 2024 were as follows:

	December 31,	December 31,
	2025	2024
Short-term employee benefits	$1,215,000	$451,126
Share-based payments	386,065	159,840
	$1,601,065	$610,966

During the year ended December 31, 2025, certain key management personnel received a return of capital distribution of $4.7 million (Note 6). As at December 31, 2025, the Company had a related party receivable balance from certain key management personnel of $54 thousand (2024 - $nil), which was repaid subsequent to December 31, 2025.